Lease Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Leases Disclosure [Line Items]
Rental expense for operating leases	$ 44.6	$ 45.8	$ 35.5
Operating lease, future minimum payment, total	115.0
Operating lease, future minimum payment, 2015	37.7
Operating lease, future minimum payment, 2016	26.2
Operating lease, future minimum payment, 2017	17.9
Operating lease, future minimum payment, 2018	13.3
Operating lease, future minimum payment, 2019	9.5
Operating lease, future minimum payment, 2020 and thereafter	10.4
Capital lease, future minimum payment, total	0.7
Capital lease, future minimum payment, 2015	0.5
Capital lease, future minimum payment, 2016	0.2
Capital lease, future minimum payment, 2017	0
Capital lease, future minimum payment, 2018	0
Capital lease, future minimum payment, 2019	0
Capital lease, future minimum payment, 2020 and thereafter	$ 0
Capital Lease
Leases Disclosure [Line Items]
Leases expiration date	Various dates through 2017
Operating Leases
Leases Disclosure [Line Items]
Leases expiration date	Various dates through 2045